INVENTORIES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
INVENTORIES [Abstract]
Raw materials	$ 28,661	$ 231
Work-in-progress	26,277	115
Finished goods	9,950	0
Total	64,888	346
Inventory recognized as expense	0	0
Amount transfer from inventories to mining rigs	16,700	0
Write-down or reserve of write-down of inventory	$ 0	$ 0